One Group® Mutual Funds

Supplement dated February 7, 2005 to

One Group Mutual Funds Bond Fund Prospectus – Class A, B, and C

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Legal Proceedings and Additional Fee and Expense Information—Annual and Cumulative Expense Examples.”

Annual and Cumulative Expense Examples: The following table replaces the table on Page 122 of the Prospectus:

Reduced Rate Fund

			NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS		AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
One Group Government Bond Fund	A B C	* *	0.90% 1.55% 1.55%	0.80% 1.48% 1.48%	0.80% 1.48% 1.48%

*	Non-Reduced Rate Classes

The following table replaces the Reduced Rate Fund table on page 124 of the Prospectus:

Reduced Rate Fund

ONE GROUP GOVERNMENT BOND FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$531	5.00%	4.17%	4.17%	$153	5.00%	3.50%	3.50%	$153	5.00%	3.50%	3.50%
October 31, 2006	$81	10.25%	8.54%	4.20%	$156	10.25%	7.14%	3.52%	$156	10.25%	7.14%	3.52%
October 31, 2007	$85	15.76%	13.10%	4.20%	$161	15.76%	10.91%	3.52%	$161	15.76%	10.91%	3.52%
October 31, 2008	$88	21.55%	17.85%	4.20%	$167	21.55%	14.82%	3.52%	$167	21.55%	14.82%	3.52%
October 31, 2009	$92	27.63%	22.80%	4.20%	$173	27.63%	18.86%	3.52%	$173	27.63%	18.86%	3.52%
October 31, 2010	$96	34.01%	27.96%	4.20%	$179	34.01%	23.04%	3.52%	$179	34.01%	23.04%	3.52%
October 31, 2011	$100	40.71%	33.34%	4.20%	$185	40.71%	27.37%	3.52%	$185	40.71%	27.37%	3.52%
October 31, 2012	$104	47.75%	38.94%	4.20%	$192	47.75%	31.86%	3.52%	$192	47.75%	31.86%	3.52%
October 31, 2013	$108	55.13%	44.77%	4.20%	$108	55.13%	37.40%	4.20%	$199	55.13%	36.50%	3.52%
October 31, 2014	$113	62.89%	50.85%	4.20%	$112	62.89%	43.17%	4.20%	$206	62.89%	41.30%	3.52%

[1]	Class B shares automatically convert to Class A shares after eight years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-122-2

One Group® Mutual Funds

Supplement dated February 7, 2005 to

One Group Mutual Funds Bond Fund Prospectus – Class I

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Legal Proceedings and Additional Fee and Expense Information—Annual and Cumulative Expense Examples.”

Annual and Cumulative Expense Examples: The following table replaces the table on Page 101 of the Prospectus:

Reduced Rate Fund

The table below shows the Reduced Rates for the Class I shares of the Fund offered in this prospectus:

		NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
One Group Government Bond Fund	I	0.55%	0.55%	0.55%

The following table replaces the Reduced Rate Fund table on page 102 of the Prospectus:

Reduced Rate Fund

ONE GROUP GOVERNMENT BOND FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$56	5.00%	4.45%	4.45%
October 31, 2006	$59	10.25%	9.10%	4.45%
October 31, 2007	$61	15.76%	13.95%	4.45%
October 31, 2008	$64	21.55%	19.02%	4.45%
October 31, 2009	$67	27.63%	24.32%	4.45%
October 31, 2010	$70	34.01%	29.85%	4.45%
October 31, 2011	$73	40.71%	35.63%	4.45%
October 31, 2012	$76	47.75%	41.67%	4.45%
October 31, 2013	$80	55.13%	47.97%	4.45%
October 31, 2014	$83	62.89%	54.56%	4.45%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-I-122-2